Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income(6)

2024	$2,165,999	$1,928,350	$702,580	$539,495	$78.85	$7,397,000

2023	$1,959,323	$1,663,327	$685,606	$450,551	$94.11	$1,461,000

2022	$1,106,496	$1,106,496	$1,884,207	$1,218,993	$101.32	$23,288,000

Named Executive Officers, Footnote	Zachary C. Parker served as our PEO for the fiscal years ended September 30, 2024, 2023, and 2022. The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table for our PEO for each of these fiscal years. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs, in the Summary Compensation Table for fiscal years 2024, 2023, and 2022. For both periods, our non-PEO NEOs consisted of Kathryn M. JohnBull, our Chief Financial Officer and G. Maliek Ferebee, our Chief Human Resources Officer.
PEO Total Compensation Amount	$ 2,165,999	$ 1,959,323	$ 1,106,496
PEO Actually Paid Compensation Amount	$ 1,928,350	1,663,327	1,106,496
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Parker as computed in accordance with SEC rules. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our PEO. The dollar amounts reported are the amounts of total compensation reported for Mr. Parker during the applicable year, adjusted for (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. The Company does not offer a defined benefit pension plan, so no pension adjustments were made. See Table below for further information.
The following table sets forth the adjustments that were made to Summary Compensation Table (“SCT”) total compensation to calculate CAP for our PEO and non-PEO NEOs for each of the years in the table above. Although the table below includes SCT compensation and CAP totals, the values are not comparable. The SCT values include base salary, short term annual cash incentive, and long-term equity incentives, and all other compensation received by the named executive officers during the applicable fiscal year. The long-term equity incentive values for each year in the SCT are calculated by using the fair value of the grant at the time the grant was made. CAP values include a revaluation of the grants made during fiscal year 2024 at fiscal year-end, plus the fiscal year-over-year change in the fair value of multiple fiscal years of historical equity grants. CAP may be higher or lower than the SCT compensation values because CAP includes multiple fiscal years of grants and the calculation of CAP each year is impacted by the change in the Company's stock price. The actual value of an equity award realized by a PEO or NEO depends on several factors measured over multiple fiscal years to include but not limited to the Company's stock price and the financial performance of the Company.

	Calculation for PEO			Calculation for Average of Non-PEOs
Calculation of Compensation Actually Paid	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024
SCT Total Compensation	$1,106,496	$1,959,323	$2,165,999	$1,884,207	$685,606	$702,580
Less grant date fair value of stock and option awards in SCT	—	(695,175)	(811,555)	(1,247,074)	(147,125)	(248,747)
Plus fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	—	518,425	573,906	—	458	85,662
Plus change in fair value (whether positive or negative) as of vesting date (from the end of the prior fiscal year) of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	—	—	—	—
Plus fair value as of vesting date of awards that are granted and vest in the same year	—	—	—	—	—	—
Plus change in fair value (whether positive or negative) as of fiscal year-end for awards granted in prior fiscal years that are outstanding and unvested as of the end of the fiscal year	—	—	—	581,859	—	—
Less fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(119,246)	—	—	(88,387)
Plus dividends or other earnings paid on awards during the fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	—	—	—	—	—	—
Compensation Actually Paid	$1,106,496	$1,663,327	$1,928,350	$1,218,993	$450,551	$539,495

Non-PEO NEO Average Total Compensation Amount	$ 702,580	685,606	1,884,207
Non-PEO NEO Average Compensation Actually Paid Amount	$ 539,495	450,551	1,218,993
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEOs. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to each NEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs in the Summary Compensation Table, adjusted for (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. The Company does not offer a defined benefit pension plan, so no pension adjustments were made. See Table below for further information.
The following table sets forth the adjustments that were made to Summary Compensation Table (“SCT”) total compensation to calculate CAP for our PEO and non-PEO NEOs for each of the years in the table above. Although the table below includes SCT compensation and CAP totals, the values are not comparable. The SCT values include base salary, short term annual cash incentive, and long-term equity incentives, and all other compensation received by the named executive officers during the applicable fiscal year. The long-term equity incentive values for each year in the SCT are calculated by using the fair value of the grant at the time the grant was made. CAP values include a revaluation of the grants made during fiscal year 2024 at fiscal year-end, plus the fiscal year-over-year change in the fair value of multiple fiscal years of historical equity grants. CAP may be higher or lower than the SCT compensation values because CAP includes multiple fiscal years of grants and the calculation of CAP each year is impacted by the change in the Company's stock price. The actual value of an equity award realized by a PEO or NEO depends on several factors measured over multiple fiscal years to include but not limited to the Company's stock price and the financial performance of the Company.

	Calculation for PEO			Calculation for Average of Non-PEOs
Calculation of Compensation Actually Paid	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024
SCT Total Compensation	$1,106,496	$1,959,323	$2,165,999	$1,884,207	$685,606	$702,580
Less grant date fair value of stock and option awards in SCT	—	(695,175)	(811,555)	(1,247,074)	(147,125)	(248,747)
Plus fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	—	518,425	573,906	—	458	85,662
Plus change in fair value (whether positive or negative) as of vesting date (from the end of the prior fiscal year) of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	—	—	—	—	—	—
Plus fair value as of vesting date of awards that are granted and vest in the same year	—	—	—	—	—	—
Plus change in fair value (whether positive or negative) as of fiscal year-end for awards granted in prior fiscal years that are outstanding and unvested as of the end of the fiscal year	—	—	—	581,859	—	—
Less fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(119,246)	—	—	(88,387)
Plus dividends or other earnings paid on awards during the fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	—	—	—	—	—	—
Compensation Actually Paid	$1,106,496	$1,663,327	$1,928,350	$1,218,993	$450,551	$539,495

Compensation Actually Paid vs. Total Shareholder Return
Our “total shareholder return,” as set forth in the above table, during the three-year period ended September 30, 2024 decreased by approximately 22%. Between the end of our 2023 fiscal year and our 2024 fiscal year, our net income increased by $5,936,000. However, from fiscal 2022 to fiscal 2023, the Company’s reported net income decreased by $21,827,000 due to the expiration of the short-term FEMA contacts to support the State of Alaska in fiscal 2022 and the acquisition we completed in December 2022, which resulted in increased interest expense and non-cash amortization of intangible assets. During this period, compensation actually paid to our PEO increased by $265,023 between fiscal 2023 and 2024 and increased by $556,831 between fiscal 2022 and fiscal 2023. The average decrease in compensation actually paid to other NEOs was $88,944 between fiscal 2023 and fiscal 2024, which followed a decrease in average compensation actually paid to other NEOs of $768,442 between fiscal 2022 and 2023. During the period covering fiscal 2023 and fiscal 2024, the Company has begun to experience a decrease in the revenues generated from its CMOP contracts with the VA due to the VA’s procurement process for these contracts, which it has set-aside for a SDVOSB prime contractor. These events are more fully described in the Company’s periodic reports filed with the Securities and Exchange Commission. In addition, as described earlier in this proxy statement, we periodically adjust our compensation practices, including by increasing the base salary paid to our named executive officers in fiscal 2023 and fiscal 2024, to ensure that our compensation arrangements with our named executive officers are within a competitive range. Further, payouts under our incentive compensation program are driven by metrics other than net income and total shareholder return. Overall, we believe our compensation programs have the appropriate level of incentive-based compensation and are designed to deliver pay in line with shareholder interest.

Compensation Actually Paid vs. Net Income
Our “total shareholder return,” as set forth in the above table, during the three-year period ended September 30, 2024 decreased by approximately 22%. Between the end of our 2023 fiscal year and our 2024 fiscal year, our net income increased by $5,936,000. However, from fiscal 2022 to fiscal 2023, the Company’s reported net income decreased by $21,827,000 due to the expiration of the short-term FEMA contacts to support the State of Alaska in fiscal 2022 and the acquisition we completed in December 2022, which resulted in increased interest expense and non-cash amortization of intangible assets. During this period, compensation actually paid to our PEO increased by $265,023 between fiscal 2023 and 2024 and increased by $556,831 between fiscal 2022 and fiscal 2023. The average decrease in compensation actually paid to other NEOs was $88,944 between fiscal 2023 and fiscal 2024, which followed a decrease in average compensation actually paid to other NEOs of $768,442 between fiscal 2022 and 2023. During the period covering fiscal 2023 and fiscal 2024, the Company has begun to experience a decrease in the revenues generated from its CMOP contracts with the VA due to the VA’s procurement process for these contracts, which it has set-aside for a SDVOSB prime contractor. These events are more fully described in the Company’s periodic reports filed with the Securities and Exchange Commission. In addition, as described earlier in this proxy statement, we periodically adjust our compensation practices, including by increasing the base salary paid to our named executive officers in fiscal 2023 and fiscal 2024, to ensure that our compensation arrangements with our named executive officers are within a competitive range. Further, payouts under our incentive compensation program are driven by metrics other than net income and total shareholder return. Overall, we believe our compensation programs have the appropriate level of incentive-based compensation and are designed to deliver pay in line with shareholder interest.

Total Shareholder Return Amount	$ 78.85	94.11	101.32
Net Income (Loss)	$ 7,397,000	1,461,000	23,288,000
PEO Name	Zachary C. Parker
Additional 402(v) Disclosure	Reflects the cumulative shareholder return over the measurement period, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For fiscal 2024, the closing price of our common stock on September 29, 2023 was $11.67, and the closing price of our common stock on September 30, 2024 was $9.36. For 2023, the closing price of our common stock on September 30, 2022 was $12.27, and the closing price of our common stock on September 29, 2023 was $11.67. For fiscal 2022, the closing price of our common stock on September 30, 2021 was $12.30, and the closing price of our common stock on September 30, 2022 was $12.27.Reflects net income reflected in the Company’s audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (811,555)	(695,175)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	573,906	518,425	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(119,246)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,747)	(147,125)	(1,247,074)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,662	458	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	581,859
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(88,387)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0